UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2944

                       OPPENHEIMER QUEST VALUE FUND, INC.
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS JULY 31, 2004/UNAUDITED
--------------------------------------------------------------------------------

                                                                              Shares              Value
---------------------------------------------------------------------------------------------------------
Common Stocks--95.2%
Consumer Discretionary--16.2%
---------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--6.5%
Carnival Corp.                                                               600,000   $     27,966,000
---------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                           1,300,000         35,750,000
                                                                                        -----------------
                                                                                             63,716,000
---------------------------------------------------------------------------------------------------------
Leisure Equipment & Products--2.7%
Eastman Kodak Co.                                                            600,000         15,894,000
---------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                 600,000         10,512,000
                                                                                        -----------------
                                                                                             26,406,000
---------------------------------------------------------------------------------------------------------
Media--3.3%
Clear Channel Communications, Inc.                                           500,000         17,850,000
---------------------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                                          900,000         14,985,000
                                                                                        -----------------
                                                                                             32,835,000
---------------------------------------------------------------------------------------------------------
Multiline Retail--3.7%
Dollar General Corp.                                                         757,100         14,612,030
---------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                          600,000         22,008,000
                                                                                        -----------------
                                                                                             36,620,030
---------------------------------------------------------------------------------------------------------
Consumer Staples--10.6%
---------------------------------------------------------------------------------------------------------
Food & Staples Retailing--5.6%
CVS Corp.                                                                    800,000         33,496,000
---------------------------------------------------------------------------------------------------------
Kroger Co. (The) 1                                                         1,400,000         22,120,000
                                                                                        -----------------
                                                                                             55,616,000
---------------------------------------------------------------------------------------------------------
Food Products--1.9%
Kraft Foods, Inc., Cl. A                                                     600,000         18,330,000
---------------------------------------------------------------------------------------------------------
Household Products--1.3%
Procter & Gamble Co. (The)                                                   250,000         13,037,500
---------------------------------------------------------------------------------------------------------
Personal Products--1.8%
Gillette Co.                                                                 450,000         17,541,000
---------------------------------------------------------------------------------------------------------
Energy--4.5%
---------------------------------------------------------------------------------------------------------
Oil & Gas--4.5%
BP plc, ADR                                                                  275,000         15,499,000
---------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                          300,000         28,695,000
                                                                                        -----------------
                                                                                             44,194,000
---------------------------------------------------------------------------------------------------------
Financials--33.7%
---------------------------------------------------------------------------------------------------------
Commercial Banks--8.4%
Bank of America Corp.                                                        500,000         42,505,000
---------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                            700,000         40,187,000
                                                                                        -----------------
                                                                                             82,692,000
---------------------------------------------------------------------------------------------------------
Diversified Financial Services--10.3%
Citigroup, Inc.                                                            1,000,000         44,090,000
---------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       1,000,000         37,330,000
---------------------------------------------------------------------------------------------------------
Morgan Stanley                                                               400,000         19,732,000
                                                                                        -----------------
                                                                                            101,152,000
---------------------------------------------------------------------------------------------------------
Insurance--6.2%
AFLAC, Inc.                                                                  600,000         23,784,000
---------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                          700,000         11,165,000
---------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                       375,000         26,505,000
                                                                                        -----------------
                                                                                             61,454,000
---------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--8.8%
Countrywide Financial Corp.                                                  400,000         28,840,000
---------------------------------------------------------------------------------------------------------
Freddie Mac                                                                  900,000         57,879,000
                                                                                        -----------------
                                                                                             86,719,000
---------------------------------------------------------------------------------------------------------
Health Care--6.8%
---------------------------------------------------------------------------------------------------------
Biotechnology--1.8%
Wyeth                                                                        500,000         17,700,000
---------------------------------------------------------------------------------------------------------
Pharmaceuticals--5.0%
Bristol-Myers Squibb Co.                                                     350,000          8,015,000
---------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                            200,000          9,070,000
---------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                 800,000         25,568,000
---------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo, ADR                                                       200,000          6,610,000
                                                                                        -----------------
                                                                                             49,263,000
---------------------------------------------------------------------------------------------------------
Industrials--9.3%
---------------------------------------------------------------------------------------------------------
Aerospace & Defense--2.6%
Boeing Co.                                                                   500,000         25,375,000
---------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--2.1%
Waste Management, Inc.                                                       750,000         21,105,000
---------------------------------------------------------------------------------------------------------
Industrial Conglomerates--2.9%
3M Co.                                                                       350,000         28,826,000
---------------------------------------------------------------------------------------------------------
Road & Rail--1.7%
Union Pacific Corp.                                                          300,000         16,902,000
---------------------------------------------------------------------------------------------------------
Information Technology--6.0%
---------------------------------------------------------------------------------------------------------
Communications Equipment--1.3%
Cisco Systems, Inc. 1                                                        600,000         12,516,000
---------------------------------------------------------------------------------------------------------
Computers & Peripherals--2.5%
Dell, Inc. 1                                                                 400,000         14,188,000
---------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                1,000,000         10,970,000
                                                                                        -----------------
                                                                                             25,158,000
---------------------------------------------------------------------------------------------------------
Software--2.2%
Microsoft Corp.                                                              750,000         21,345,000
---------------------------------------------------------------------------------------------------------
Materials--1.0%
---------------------------------------------------------------------------------------------------------
Metals & Mining--1.0%
Alcan, Inc.                                                                  250,000          9,905,000
---------------------------------------------------------------------------------------------------------
Telecommunication Services--4.3%
---------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--4.3%
SBC Communications, Inc.                                                     550,000         13,937,000
---------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                 750,000         28,905,000
                                                                                        -----------------
                                                                                             42,842,000
---------------------------------------------------------------------------------------------------------
Utilities--2.8%
---------------------------------------------------------------------------------------------------------
Electric Utilities--2.8%
Exelon Corp.                                                                 800,000         27,920,000
                                                                                        -----------------
Total Common Stocks (Cost $789,963,527)                                                     939,169,530

                                                                           Principal
                                                                              Amount
---------------------------------------------------------------------------------------------------------
Short-Term Notes--4.7%
Federal Home Loan Bank:
1.20%, 8/13/04                                                     $      21,800,000         21,791,280
1.27%, 8/2/04                                                              9,585,000          9,584,662
1.42%, 10/1/04                                                            15,000,000         14,962,725
                                                                                        -----------------
Total Short-Term Notes (Cost $46,339,850)                                                    46,338,667
---------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $836,303,377)                                 99.9%       985,508,197
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.1          1,059,577
                                                                     ------------------------------------
Net Assets                                                                     100.0%  $    986,567,774
                                                                     ====================================

Footnote to Statement of Investments
1. Non-income producing security.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)